da

INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.8%
	BANKING - 0.8%
1,153	First Citizens BancShares, Inc., Class A	$2,188,567
10,882	Western Alliance Bancorp	874,042
		3,062,609
	BIOTECH & PHARMA - 0.5%
18,569	Incyte Corporation(a)	1,880,483

	CHEMICALS - 0.5%
10,582	Albemarle Corporation	1,890,686

	COMMERCIAL SUPPORT SERVICES - 3.6%
38,564	Cintas Corporation	7,756,377
30,094	Republic Services, Inc.	6,891,526
		14,647,903
	CONSTRUCTION MATERIALS - 0.4%
4,181	Carlisle Companies, Inc.	1,650,533

	DATA CENTER REIT - 1.4%
32,779	Digital Realty Trust, Inc.	5,808,439

	DIVERSIFIED INDUSTRIALS - 3.8%
13,328	Dover Corporation	3,005,464
12,097	Parker-Hannifin Corporation	12,208,050
		15,213,514
	ELECTRIC UTILITIES - 3.1%
62,484	CenterPoint Energy, Inc.	2,718,054
29,359	CMS Energy Corporation	2,292,057
43,195	Entergy Corporation	4,626,616
22,391	Evergy, Inc.	1,873,231
20,554	OGE Energy Corporation	1,010,024
		12,519,982
	ELECTRICAL EQUIPMENT - 7.4%
13,627	A O Smith Corporation	1,062,906
113,003	Amphenol Corporation, Class A	16,505,218
14,513	Nextpower, Inc., Class A(a)	1,525,316
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INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	ELECTRICAL EQUIPMENT - 7.4% (Continued)
23,561	Trimble, Inc.(a)	$1,575,524
36,548	Vertiv Holdings Company, Class A	9,315,720
		29,984,684
	ENGINEERING & CONSTRUCTION - 0.8%
4,422	EMCOR Group, Inc.	3,204,270

	FOOD - 0.4%
47,180	Conagra Brands, Inc.	908,215
19,203	Lamb Weston Holdings, Inc.	925,392
		1,833,607
	GAS & WATER UTILITIES - 0.7%
15,680	Atmos Energy Corporation	2,928,867

	HEALTH CARE FACILITIES & SERVICES - 0.9%
16,162	IQVIA Holdings, Inc.(a)	2,889,927
4,585	Molina Healthcare, Inc.(a)	706,319
		3,596,246
	HEALTH CARE REIT - 4.7%
16,026	Alexandria Real Estate Equities, Inc.	866,045
45,857	Ventas, Inc.	3,951,039
67,931	Welltower, Inc.	14,069,868
		18,886,952
	HOTEL REIT - 0.3%
68,415	Host Hotels & Resorts, Inc.	1,340,250

	INDUSTRIAL INTERMEDIATE PRODUCTS - 0.2%
1,940	Valmont Industries, Inc.	892,264

	INDUSTRIAL REIT - 3.2%
91,554	Prologis, Inc.	13,052,854

	INDUSTRIAL SUPPORT SERVICES - 1.7%
6,201	United Rentals, Inc.	5,208,840
2

INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	INDUSTRIAL SUPPORT SERVICES - 1.7% (Continued)
3,971	Watsco, Inc.	$1,657,217
		6,866,057
	INSTITUTIONAL FINANCIAL SERVICES - 3.1%
3,706	Evercore, Inc., Class A	1,144,561
161,001	Interactive Brokers Group, Inc., Class A	11,461,661
		12,606,222
	INSURANCE - 3.8%
19,673	Loews Corporation	2,164,424
61,231	Progressive Corporation (The)	13,082,616
		15,247,040
	MACHINERY - 10.1%
7,333	AGCO Corporation	1,000,955
46,546	Caterpillar, Inc.	34,575,764
38,356	Ingersoll Rand, Inc.	3,610,834
5,324	Nordson Corporation	1,562,275
		40,749,828
	MEDICAL EQUIPMENT & DEVICES – 3.0%
7,901	IDEXX Laboratories, Inc.(a)	5,188,824
1,958	Mettler-Toledo International, Inc.(a)	2,675,979
9,445	STERIS plc	2,383,446
6,727	West Pharmaceutical Services, Inc.	1,710,945
		11,959,194
	METALS & MINING - 2.2%
130,171	Freeport-McMoRan, Inc.	8,862,042

	MULTI ASSET CLASS REIT - 0.4%
21,380	WP Carey, Inc.	1,596,017

	OIL & GAS PRODUCERS - 4.7%
58,132	Devon Energy Corporation	2,530,486
27,449	Diamondback Energy, Inc.	4,778,322
206,022	Kinder Morgan, Inc.	6,854,352
19,849	Targa Resources Corporation	4,680,394
		18,843,554
3

INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	OIL & GAS SERVICES & EQUIPMENT - 1.8%
141,802	SLB Ltd.	$7,280,115

	RENEWABLE ENERGY - 0.5%
10,259	First Solar, Inc.(a)	2,023,075

	RESIDENTIAL REIT – 1.9%
18,975	Equity LifeStyle Properties, Inc.	1,274,361
35,296	Equity Residential	2,231,060
57,010	Invitation Homes, Inc.	1,501,643
11,855	Sun Communities, Inc.	1,617,733
30,765	UDR, Inc.	1,153,688
		7,778,485
	RETAIL - CONSUMER STAPLES - 0.2%
9,278	Sprouts Farmers Market, Inc.(a)	685,366

	RETAIL - DISCRETIONARY - 0.7%
10,696	Builders FirstSource, Inc.(a)	1,115,486
14,103	Genuine Parts Company	1,681,924
		2,797,410
	RETAIL REIT - 1.9%
17,683	Regency Centers Corporation	1,396,957
31,056	Simon Property Group, Inc.	6,330,766
		7,727,723
	SELF-STORAGE REIT - 0.8%
20,484	Extra Space Storage, Inc.	3,093,699

	SEMICONDUCTORS - 10.0%
15,304	Entegris, Inc.	2,027,015
12,757	KLA Corporation	19,448,684
13,349	Lattice Semiconductor Corporation(a)	1,276,431
54,002	Microchip Technology, Inc.	4,030,709
4,819	Monolithic Power Systems, Inc.	5,506,864
39,019	ON Semiconductor Corporation(a)	2,593,983
14,877	Skyworks Solutions, Inc.	886,372
4

INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	SEMICONDUCTORS - 10.0% (Continued)
14,976	Teradyne, Inc.	$4,792,769
		40,562,827
	SOFTWARE - 4.7%
34,008	Bentley Systems, Inc., Class B	1,242,992
4,089	CommVault Systems, Inc.(a)	347,892
74,515	Fortinet, Inc.(a)	5,888,921
5,888	Manhattan Associates, Inc.(a)	797,412
24,366	Nutanix, Inc., A(a)	932,730
10,305	Roper Technologies, Inc.	3,603,969
61,358	Samsara, Inc., Class A(a)	1,773,246
4,113	Tyler Technologies, Inc.(a)	1,458,840
15,542	Veeva Systems, Inc., Class A(a)	2,828,799
		18,874,801
	SPECIALTY FINANCE - 0.2%
184,057	UWM Holdings Corporation	811,691

	STEEL - 1.6%
22,098	Nucor Corporation	3,908,694
14,127	Steel Dynamics, Inc.	2,728,348
		6,637,042
	TECHNOLOGY HARDWARE - 6.6%
117,015	Arista Networks, Inc.(a)	15,621,502
12,154	Ciena Corporation(a)	4,238,100
9,603	Jabil, Inc.	2,544,699
33,217	Pure Storage, Inc., Class A(a)	2,133,196
62,848	Super Micro Computer, Inc.(a)	2,035,647
		26,573,144
	TECHNOLOGY SERVICES - 4.1%
38,855	CoStar Group, Inc.(a)	1,734,099
5,353	EPAM Systems, Inc.(a)	754,773
2,426	Fair Isaac Corporation(a)	3,419,107
16,956	Genpact Ltd.	673,492
6,942	MSCI, Inc.	3,969,644
35,491	Paychex, Inc.	3,323,732
5

INSPIRE 100 ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 28, 2026

Shares		Fair Value
	COMMON STOCKS — 99.8% (Continued)
	TECHNOLOGY SERVICES - 4.1% (Continued)
13,052	Verisk Analytics, Inc.	$2,709,204
		16,584,051
	TRANSPORTATION & LOGISTICS - 1.5%
9,300	JB Hunt Transport Services, Inc.	2,170,713
20,103	Old Dominion Freight Line, Inc.	4,081,914
		6,252,627
	TRANSPORTATION EQUIPMENT - 1.6%
51,886	PACCAR, Inc.	6,542,306

	TOTAL COMMON STOCKS (Cost $316,961,635)	403,348,459

	TOTAL INVESTMENTS - 99.8% (Cost $316,961,635)	$403,348,459
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	748,022
	NET ASSETS - 100.0%	$404,096,481

LTD	- Limited Company
MSCI	- Morgan Stanley Capital International
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
(a)	Non-income producing security.

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